SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2017
Disclosure of short-term bank deposits [Abstract]
SHORT-TERM BANK DEPOSITS	NOTE 6 – SHORT-TERM BANK DEPOSITS The short-term bank deposits are in US dollars and bear interest at annual rates of between 1.22% and 2.12%.